Components of Net Periodic Pension Cost and Other Amounts Recognized in OCI (Detail) (UK Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
UK Plan
Components of net periodic pension cost:
Service cost	$ (2.4)	$ (3.6)	$ (4.8)
Interest cost	(9.3)	(9.5)	(10.7)
Expected return on UK Plan assets	13.0	11.5	13.8
Amortization of unrecognized net prior service credit	1.5	1.6	1.0
Amortization of unrecognized actuarial loss	(2.3)	(3.2)	(2.6)
Net periodic pension benefit (cost)	0.5	(3.2)	(3.3)
Other changes in assets and benefit obligations recognized in OCI	0.1	6.7	(1.7)
Total recognized in net periodic pension benefit (cost) and OCI	$ 0.6	$ 3.5	$ (5.0)